CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 149,102	$ 242,457	$ 202,691
Accounts receivable - net	1,268,933	1,216,612	1,133,303
Vendor receivables - net	132,049	93,025	105,869
Inventories	1,086,997	1,092,492	851,418
Prepaid expenses	83,360	74,499	71,277
Deferred taxes	8,034	8,034	30,915
Other current assets	27,940	33,387	40,042
Total current assets	2,756,415	2,760,506	2,435,515
PROPERTY AND EQUIPMENT - Net	1,742,283	1,706,388	1,596,817
GOODWILL	3,833,301	3,833,301	3,818,088
OTHER INTANGIBLES - Net	852,556	889,453	984,682
DEFERRED FINANCING COSTS	46,986	49,038	54,548
OTHER ASSETS	23,397	24,720	26,777
TOTAL ASSETS	9,254,938	9,263,406	8,916,427
CURRENT LIABILITIES:
Bank checks outstanding	165,794	161,791	205,110
Accounts payable	1,289,931	1,239,790	973,389
Accrued expenses and other current liabilities	354,780	388,306	391,169
Current portion of long-term debt	54,816	48,926	203,118
Total current liabilities	1,865,321	1,838,813	1,772,786
LONG-TERM DEBT	4,802,805	4,764,899	4,437,840
DEFERRED TAX LIABILITIES	378,800	365,496	344,191
OTHER LONG-TERM LIABILITIES	482,243	479,642	500,630
Total liabilities	7,529,169	7,448,850	7,055,447
COMMITMENTS AND CONTINGENCIES
SHAREHOLDER'S EQUITY:
Common stock, $1.00 par value - authorized, issued, and outstanding, 1,000 shares	1	1	1
Additional paid-in capital	2,327,436	2,324,391	2,323,052
Accumulated deficit	(478,360)	(383,652)	(332,479)
Accumulated other comprehensive loss	(123,308)	(126,184)	(129,594)
Total shareholder's equity	1,725,769	1,814,556	1,860,980
Total liabilities and shareholder's equity	$ 9,254,938	$ 9,263,406	$ 8,916,427